Capital Management - Summary of Adjusted EBITDA and Adjusted Finance Costs (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend income		$ 2	$ 2
Share of earnings of equity-accounted investees	$ 7	$ 3	$ 9
Disposal groups classified as held for sale [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend income	92
Share of earnings of equity-accounted investees	31
Income taxes	$ 1